Balance and Financial Rating Related to Reinsurers (Detail) (USD $) In Millions, unless otherwise specified			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Protective Life Insurance Company	Dec. 31, 2013 Munich American Reassurance Company	Dec. 31, 2013 Employers Reassurance Corporation	Dec. 31, 2013 General Re Life Corporation	Dec. 31, 2013 All Others
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Reinsurance Recoverables	$ 578	$ 461	$ 192	$ 167	$ 83	$ 82	$ 54
A.M. Best Rating			A+ (superior)	A+ (superior)	A-(excellent)	A++ (superior)	A+ to B++ (superior to good)